Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Operating Lease Liabilities

Maturities of lease liabilities as of September 30, 2024 were as follows:

(Dollars in thousands)	Operating Leases	Weighted- Average Remaining Term in Years
2024	$58
2025	210
2026	164
2027	-
2028	-
Thereafter	-
Total lease payments	432
Less imputed interest (based on 6.1% weighted-average discount rate)	(28)
Present value of lease liability	$404	2.06

Maturities of lease liabilities as of December 31, 2023 were as follows:

(Dollars in thousands)	Operating Leases	Weighted- Average Remaining Term in Years
2024	$1,031
2025	1,020
2026	808
2027	135
2028	-
Thereafter	-
Total lease payments	2,994
Less imputed interest (based on 6.6% weighted-average discount rate)	(282)
Present value of lease liability	$2,712	2.07

Beeline Financial Holdings Inc [Member]
Schedule of Components of Operating and Finance Lease Cost
	December 31,
Components of Operating and Finance Lease Cost Table for the years ended	2023	2022
Operating lease cost	$335,353	$482,363

Schedule of Weighted Average Operating Leases
Maturities of lease liabilities as of	December 31,
Operating Leases	2023	2022
Weighted average remaining lease term	3.9 years	4.6 years
Weighted average discount rate	1.41%	1.41%

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases for the years ended	December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:	$-	$-
Operating cash flows from operating leases	340,149	451,199
Operating cash flows from finance leases	-	-
Finance cash flows from finance leases	-	-
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,716,897	$3,716,897
Finance leases	-	-

Schedule of Right of Use Assets and Lease Liabilities

Right-of-use assets and lease liabilities as of	December 31,
	2023	2022
Assets
Operating lease right-of-use assets	$1,643,432	$1,947,804
Finance lease right-of-use assets	-	-
Total right-of-use assets	$1,643,432	$1,947,804
Liabilities
Current
Operating	$323,959	$309,167
Finance	-	-
Non-current
Operating	1,526,825	1,850,784
Finance	-	-
Total Lease Liabilities	$1,850,784	$2,159,951

Schedule of Maturities of Operating Lease Liabilities

Maturities of lease liabilities as of	December 31,
Operating Leases	2023
2024	$350,316
2025	360,793
2026	282,758
2027	227,669
2028	234,499
Thereafter	490,314
Total future minimum rental commitments	1,946,349
Less Imputed Interest	(95,565)
Total Lease Liability	$1,850,784